Cover	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Verona Pharma plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-39067
Entity Tax Identification Number	98-1489389
Entity Address, Address Line One	3 More London Riverside
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 2RE
Entity Address, Country	GB
Country Region	44
City Area Code	203
Local Phone Number	283 4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.05 per share*
Trading Symbol	VRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001657312